Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 419	$ 460
Decrease of actuarial assumption	$ (487)	$ (514)
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 31	$ 31
Decrease of actuarial assumption	$ (33)	$ (33)
Long-term inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (167)	$ (183)
Decrease of actuarial assumption	$ 160	$ 176
Long-term inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (9)	$ (9)
Decrease of actuarial assumption	$ 8	$ 8
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 221	$ 244
Decrease of actuarial assumption	$ (232)	$ (244)
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 8	$ 7
Decrease of actuarial assumption	$ (8)	$ (7)